CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2019
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEET

	September 30
	2018	2019	2019
	RMB	RMB	US$
ASSETS (LIABILITIES)
Current assets (liabilities)
Cash and cash equivalents	47	252	36
Other receivables	4	4	1
Due from inter-companies	132,842	191,349	27,054
Due to related parties	(1,634)	(2,740)	(389)
Total current assets (liabilities)	131,259	188,865	26,702
Investment in unconsolidated subsidiaries	(155,970)	(211,548)	(29,910)
Total net liabilities	(24,711)	(22,683)	(3,208)

AND EQUITY
Total stockholders’ equity	(24,711)	(22,683)	(3,208)

Schedule of Comprehensive Income (Loss) [Table Text Block]

CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

	Year ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Revenues	—	—	—	—
Operating expenses
General and administrative	(3,016)	(5,147)	(12,597)	(1,832)
Loss from operations	(3,016)	(5,147)	(12,597)	(1,832)
Equity method loss	(72,491)	(148,514)	(49,163)	(6,951)
Interest expense	(167)	(2)	—	—
Loss before income taxes	(75,674)	(153,663)	(62,120)	(8,783)
Income tax expense	—	—	—	—

Net loss	(75,674)	(153,663)	(62,120)	(8,783)
Other comprehensive loss
Foreign currency translation difference	(7,644)	(3,315)	(1,640)	(232)
Total comprehensive loss	(83,318)	(156,978)	(63,760)	(9,015)

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	Year ended September 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$

Net cash provided by operating activities	20,456	3,345	1,845	19,883
Net cash used in financing activities	(13,376)	—	—	—
Net increase in cash and cash equivalents	7,080	3,345	1,845	19,883
Cash and cash equivalents, beginning of year	581	17	47	7
Effect of exchange rate changes on cash and cash equivalents	(7,644)	(3,315)	(1,640)	(232)
Cash and cash equivalents, end of year	17	47	252	36